1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

Brenden P. Carroll brenden.carroll@dechert.com +1 202 261 3458 Direct +1 202 261 3027 Fax

February 15, 2022

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AFL-CIO Housing Investment Trust (the “Registrant”)

File Nos. 333-59762 and 811-03493

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 81 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Post-Effective Amendment No. 84 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of receiving the Securities and Exchange Commission’s review of disclosure related to investments in certain derivatives instruments (namely U.S. Treasury futures contracts), which could be construed as material.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact me at 202.261.3458.

Sincerely,

/s/ Brenden P. Carroll

Brenden P. Carroll